RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of recently issued accounting pronouncements [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
NOTE 3 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

The following relevant new standards, amendments to standards or interpretations have been issued, but are not effective for the financial periods beginning January 1, 2017, and have not been early adopted:

(1) IFRS 9, Financial Instruments, addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting and a new impairment model for financial assets. IFRS 9 retains but simplifies the mixed measurement model and establishes three primary measurement categories for financial assets: amortized cost, fair value through OCI and fair value through profit or loss. It introduces a new expected credit losses model that replaces the incurred loss impairment model used in IAS 39. For financial liabilities there were no changes to classification and measurement except for the recognition of changes in own credit risk in other comprehensive income, for liabilities designated at fair value through profit or loss. The Group will apply the new rules retrospectively from January 1, 2018, with the practical expedients permitted under the standard. Comparatives for 2017 will not be restated. The effect of IFRS 9 implementation is not expected to be material.

(2) IFRS 16, Leases, was issued in January 2016. It will result in almost all leases, where the Group is the lessee, being recognized on the balance sheet, as the distinction between operating and finance leases is removed for lessees. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases. The accounting for lessors will not significantly change. The standard will affect primarily the accounting for the Group’s operating leases. As at the reporting date, the Group has non-cancellable operating lease commitments of NIS 578 million (undiscounted) see note 19(5). However, the group has not yet assessed what adjustments, are necessary. It is therefore not yet possible to estimate the amount of right-of-use assets and lease liabilities that will have to be recognized on adoption of the new standard and how this will affect the Group’s profit or loss and classification of cash flows going forward. The Standard is mandatory for financial years commencing on or after January 1, 2019, early application is permitted.